DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Schedule of Derivative Instruments) (Detail) $ in Thousands	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) Agreement	Dec. 31, 2018 USD ($)
Derivative [Line Items]
Derivative, notional amount		$ 60,000
Derivative asset, fair value		$ 261
Derivative, number of instruments held | Agreement		2
Cash Flow Hedging | Derivative liabilities, deferred rental income and other liabilities | Minimum
Derivative [Line Items]
Interest rate	2.55%
Cash Flow Hedging | Derivative liabilities, deferred rental income and other liabilities | Maximum
Derivative [Line Items]
Interest rate	3.67%
Interest rate swaps | Cash Flow Hedging | Derivative liabilities, deferred rental income and other liabilities
Derivative [Line Items]
Derivative, notional amount	$ 865,266	$ 811,666
Interest rate		4.02%
Derivative liability, fair value	$ (11,200)	$ (4,181)
Interest rate swaps | Cash Flow Hedging | Prepaid expenses and other current assets
Derivative [Line Items]
Derivative, notional amount		60,000
Derivative asset, fair value		$ 261	$ 10,993
Interest rate swaps | Cash Flow Hedging | Prepaid expenses and other current assets | Minimum
Derivative [Line Items]
Interest rate		2.55%
Interest rate swaps | Cash Flow Hedging | Prepaid expenses and other current assets | Maximum
Derivative [Line Items]
Interest rate		3.62%